Expense Example {- Fidelity® Value Discovery Fund} - 07.31 Fidelity Value Discovery Fund Retail PRO-07 - Fidelity® Value Discovery Fund - Fidelity Value Discovery Fund-Retail Class	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 82
3 years	255
5 years	444
10 years	$ 990